Segmented Information - Summary Of Detailed Information About Geographical Areas (Parenthetical) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue From Government Grants	$ 0	$ 16,400
Goodwill	679,377	$ 566,270	$ 576,028
CANADA
Disclosure of geographical areas [line items]
Goodwill	40,400
UNITED STATES
Disclosure of geographical areas [line items]
Goodwill	$ 184,600